Intangible Assets Including Goodwill - Goodwill by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in Goodwill Balances
Beginning Balance	$ 53,765	$ 52,471
Goodwill Additions	2,549	575
Purchase Price Adjustments	2	(139)
Divestitures	(50)
Foreign Currency Translation and Other Adjustments	(623)	859
Ending Balance	55,643	53,765
Goodwill impairment losses	0	0
Goodwill accumulated impairment losses	0	0
Other - divested businesses | Divested businesses
Changes in Goodwill Balances
Beginning Balance	36	35
Divestitures	(37)
Foreign Currency Translation and Other Adjustments	1	1
Ending Balance		36
Business Segments | Software
Changes in Goodwill Balances
Beginning Balance	43,149	42,275
Goodwill Additions	1,836	362
Purchase Price Adjustments	23	(139)
Divestitures	(13)
Foreign Currency Translation and Other Adjustments	(545)	651
Ending Balance	44,450	43,149
Business Segments | Consulting
Changes in Goodwill Balances
Beginning Balance	6,145	5,775
Goodwill Additions	713	205
Purchase Price Adjustments	(21)
Foreign Currency Translation and Other Adjustments	(40)	165
Ending Balance	6,797	6,145
Business Segments | Infrastructure
Changes in Goodwill Balances
Beginning Balance	4,436	4,386
Goodwill Additions		8
Purchase Price Adjustments	0
Foreign Currency Translation and Other Adjustments	(39)	42
Ending Balance	$ 4,396	$ 4,436